Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000254753 | FR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254753 | FR_912810UV8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254753 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254753 | FR_3133KMM77
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254753 | FR_3142GWUX5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254753 | FR_91282CPU9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254753 | FR_3132DVMY8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254753 | FR_3140XGTV1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254753 | FR_3140XC3V8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254753 | FR_3140XL2S6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000254753 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	32.00%
C000254753 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	27.60%
C000254753 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	14.70%
C000254753 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000254753 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254753 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254753 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254754 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254754 | FR_3618N6FL6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254754 | FR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254754 | FR_3132DWDH3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254754 | FR_91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254754 | FR_3140XDRC2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254754 | FR_3140L6TF1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254754 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254754 | FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254754 | FR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254754 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	30.70%
C000254754 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	22.80%
C000254754 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000254754 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254754 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254754 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254754 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000254754 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254754 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254754 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.60%